COUNTERPOINT HIGH YIELD TREND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	FIXED INCOME - 100.0%
842,549	iShares Broad USD High Yield Corporate Bond ETF	$ 30,997,378
296,013	iShares iBoxx High Yield Corporate Bond ETF(a)	23,281,422
243,691	SPDR Bloomberg High Yield Bond ETF(a)	23,265,180
	TOTAL EXCHANGE-TRADED FUNDS (Cost $77,259,968)	77,543,980

	SHORT-TERM INVESTMENTS — 31.7%
	COLLATERAL FOR SECURITIES LOANED - 31.7%
24,580,598	Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.42% (Cost $24,580,598)(b),(c)	24,580,598

	TOTAL INVESTMENTS - 131.7% (Cost $101,840,566)	$ 102,124,578
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.7)%	(24,584,547)
	NET ASSETS - 100.0%	$ 77,540,031

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $24,091,666.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $24,580,598 at December 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 2.0%
2,250	Lockheed Martin Corporation	$ 1,093,365

	ASSET MANAGEMENT - 4.0%
87,975	P10, Inc.	1,109,365
28,213	Robinhood Markets, Inc., Class A(a)	1,051,216
		2,160,581
	COMMERCIAL SUPPORT SERVICES - 2.0%
50,277	CoreCivic, Inc.(a)	1,093,022

	ENGINEERING & CONSTRUCTION - 4.0%
2,533	Comfort Systems USA, Inc.	1,074,144
14,121	Primoris Services Corporation	1,078,844
		2,152,988
	ENTERTAINMENT CONTENT - 2.0%
22,267	Fox Corporation, Class A	1,081,731

	FOOD - 4.0%
14,377	BellRing Brands, Inc.(a)	1,083,164
10,408	Cal-Maine Foods, Inc.	1,071,191
		2,154,355
	GAS & WATER UTILITIES - 2.0%
44,930	Aris Water Solutions, Inc., Class A	1,076,074

	HEALTH CARE FACILITIES & SERVICES - 8.0%
9,226	Cardinal Health, Inc.	1,091,159
4,841	Cencora, Inc.	1,087,676
3,643	HCA Healthcare, Inc.	1,093,446
1,903	McKesson Corporation	1,084,539
		4,356,820
	INSURANCE - 6.0%
12,259	Axis Capital Holdings Ltd.	1,086,393
29,145	CNO Financial Group, Inc.	1,084,485
14,867	Unum Group	1,085,737
		3,256,615

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INTERNET MEDIA & SERVICES - 5.9%
5,601	Alphabet, Inc., Class A	$ 1,060,269
29,540	Cargurus, Inc.(a)	1,079,392
1,810	Meta Platforms, Inc., Class A	1,059,773
		3,199,434
	LEISURE FACILITIES & SERVICES - 2.0%
8,198	Brinker International, Inc.(a)	1,084,513

	OIL & GAS PRODUCERS - 8.1%
22,885	MPLX, L.P.	1,095,276
64,863	Plains All American Pipeline, L.P.	1,107,860
60,073	Plains GP Holdings, L.P., Class A	1,104,142
6,128	Targa Resources Corporation	1,093,848
		4,401,126
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
38,019	Solaris Energy Infrastructure, Inc.	1,094,187

	PUBLISHING & BROADCASTING - 2.0%
20,718	New York Times Company (The), Class A	1,078,372

	RENEWABLE ENERGY - 2.1%
119,922	Green Plains, Inc.(a)	1,136,860

	RETAIL - DISCRETIONARY - 3.9%
290,656	Hertz Global Holdings, Inc.(a)	1,063,801
25,707	Victoria's Secret & Company(a)	1,064,784
		2,128,585
	SOFTWARE - 15.9%
49,457	Cellebrite DI Ltd.(a)	1,089,537
20,136	Doximity, Inc., Class A(a)	1,075,061
39,694	Gen Digital, Inc.	1,086,822
16,643	Intapp, Inc.(a)	1,066,650
32,479	Paymentus Holdings, Inc.(a)	1,061,089
10,187	Shopify, Inc., Class A(a)	1,083,184
10,043	Twilio, Inc., Class A(a)	1,085,447

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 15.9% (Continued)
5,006	Wix.com Ltd.(a)	$ 1,074,037
		8,621,827
	TECHNOLOGY HARDWARE - 2.0%
18,384	Cisco Systems, Inc.	1,088,333

	TECHNOLOGY SERVICES - 2.0%
108,621	Payoneer Global, Inc.(a)	1,090,555

	TELECOMMUNICATIONS - 6.0%
47,997	AT&T, Inc.	1,092,892
31,830	Telephone and Data Systems, Inc.	1,085,721
4,925	T-Mobile US, Inc.	1,087,095
		3,265,708
	TOBACCO & CANNABIS - 2.0%
20,945	Altria Group, Inc.	1,095,214

	TRANSPORTATION & LOGISTICS - 8.0%
16,761	Alaska Air Group, Inc.(a)	1,085,276
10,795	SkyWest, Inc.(a)	1,080,903
11,092	United Airlines Holdings, Inc.(a)	1,077,033
49,635	ZIM Integrated Shipping Services Ltd.	1,065,663
		4,308,875
	WHOLESALE - CONSUMER STAPLES - 4.0%
39,723	United Natural Foods, Inc.(a)	1,084,835
16,076	US Foods Holding Corporation(a)	1,084,487
		2,169,322

	TOTAL COMMON STOCKS (Cost $52,616,690)	54,188,462

	TOTAL INVESTMENTS - 99.9% (Cost $52,616,690)	$ 54,188,462
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	27,332
	NET ASSETS - 100.0%	$ 54,215,794

L.P.	- Limited Partnership
Ltd.	- Limited Company

(a)	Non-income producing security.